Intangible Assets Future Amortization Expense (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 4,286,336
2021	4,084,702
2022	3,530,879
2023	3,743,526
2024 and thereafter	15,274,881
Intangible assets, net	$ 30,920,324	$ 33,655,099